Note 53 Balance of income statement arising from transactions with entities of the group (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit and loss related party transactions [Line Items]
Interest Income And Other Similar Interests Related Party Transactions	€ 44	€ 20	€ 16
Interest Expense Related Party Transactions	4	2	0
Fee and commission income related parties transactions	4	5	8
Fee And Commission Expense Related Party Transactions	€ 49	€ 40	€ 31